SHORT-TERM CONVERTIBLE DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible notes payable
	June 30, 2020	December 31, 2019
Shenghuo	$-	$513
Auctus	113	-
Eagle	-	26
Adar	-	85
Debt discount and issuance costs to be amortized	(23)	(9)
Debt discount related to beneficial conversion	(57)	(29)
Short-term convertible notes payable	$33	$586

	December 31, 2019	December 31, 2018
Shenghuo	$513	$432
Eagle	26	3
Adar	85	-
Debt discount and issuance costs to be amortized	(9)	(10)
Debt discount related to beneficial conversion	(29)	(45)
Convertible notes payable, including related parties	$586	$380